NET INCOME (LOSSES) PER SHARE ("EPS") - Computation of Basic Net Income Per Share from Continuing Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Denominator:
Basic (in shares)	283,289,035	208,197,617	243,048,785
Basic EPS	$ (1.6)	$ 0.02	$ 0.01
Class A ordinary shares
Numerator:
Net (loss) income	$ (436,806,089)	$ 3,089,749	$ 2,058,653
Denominator:
Basic (in shares)	273,290,000	135,220,000	170,070,000.00
Basic EPS	$ (1.6)	$ 0.02	$ 0.01
Class B ordinary shares
Numerator:
Net (loss) income	$ (15,983,245)	$ 1,667,578	$ 883,404
Denominator:
Basic (in shares)	10,000,000	72,980,000	72,980,000
Basic EPS	$ (1.6)	$ 0.02	$ 0.01